Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,	December 31,
	2021	2020
Deferred tax liabilities arising from acquisitions of subsidiaries	$(10,284,171)	$(211,796)
Deferred tax asset
Net operating loss carryforward	21,953,981	10,974,429
Valuation allowance	(14,570,809)	(10,974,429)
Net deferred tax asset	7,383,172	-

Schedule of movement of valuation allowance
	December 31, 2021	December 31, 2020
At the beginning of the year	$10,974,429	$7,394,397
Acquisition of subsidiary	4,489,762	1,632,891
Current year addition	7,993,933	1,764,787
Expired	(1,673,664)	(1,742,956)
Exchange difference	381,779	679,252
Over provided in last year	(212,258)	1,246,058
Recognized during the year	(7,383,172)	-
At the end of the year	14,570,809	10,974,429

Schedule of reconciliation of income tax expense
	December 31,	December 31,	December 31,
	2021	2020	2019
Loss before income taxes	$(69,597,322)	$(40,056,965)	$(32,022,203)

Tax loss at the PRC statutory tax rate of 25%	(9,924,064)	(9,611,948)	(7,470,202)
Non-deductible items	20,182,632	7,353,006	5,046,957
Non-taxable items	(18,168,778)	(853,004)	(388,109)
Change in valuation allowance	16,013,504	1,764,787	1,281,472
Effect of different tax rates in other jurisdictions	568,584	178,444	526,348
Effect of 15% preferential rate for certain PRC subsidiaries	(545,541)	1,168,715	1,003,534
Prior year over provision	-	-	70,992
Income tax benefit	8,126,337	-	70,992